Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Financial assets at FVTPL	$ 358,387	$ 164,620